Nature of Operations, Continuance of Business and Presentation (Details Narrative) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 13, 2012	Dec. 31, 2011	Jul. 08, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares Issued					918,825
Capital Decreased					1,025,000,000
Shares Outstanding					14,642,857
Shares Authorized			1,000,000,000
Shares Issued	75,918,825	40,000,000		13,918,825		918,825
Per Share		$ 0.002
Debt Payment		$ 80,000
Shares Issued		22,000,000
Per Share		$ 0.002
Accrued Expenses		44,000
Outstanding Debt	843,679
Accumulated Losses	$ 5,448,653